The Wright EquiFund Equity Trust

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 Wright EquiFund-Australasia                     Wright EquiFund-Japan
 Wright EquiFund-Austria                         Wright EquiFund-Mexico
 Wright EquiFund-Belgium/Luxembourg              Wright EquiFund-Netherlands
 Wright EquiFund-Britain                         Wright EquiFund-Nordic
 Wright EquiFund-Canada                          Wright EquiFund-Switzerland
 Wright EquiFund-France                          Wright EquiFund-United States
 Wright EquiFund-Germany                         Wright EquiFund-Global
 Wright EquiFund-Hong Kong                       Wright EquiFund-International
 Wright EquiFund-Ireland


                          Supplement to the Prospectus
                                dated May 1, 1996



         No redemption fee will be payable or imposed with respect to shares of the Funds purchased by an investor making an investment through an investment adviser, financial planner, broker or other intermediary that charges a fee for its services and has entered into an agreement with the Funds or their Principal Underwriter.




March 3, 1997